GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL AND OTHER INTANGIBLE ASSETS
Segment breakdown of Goodwill and Other Intangible Assets

		Refining and
	Oil Sands	Marketing	Other
($ millions)	Goodwill	Goodwill	Intangibles	Total
At December 31, 2019	2 752	140	166	3 058
Additions	-	-	272	272
Amortization	-	-	(2)	(2)
At December 31, 2020	2 752	140	436	3 328
Additions	-	-	213	213
Amortization	-	-	(18)	(18)
At December 31, 2021	2 752	140	631	3 523